Accounts Receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable

Note 3. Accounts receivable

	As of December 31,
	2024	2023
Trade receivables	$4,796,638	$10,631,787
Provision for expected credit loss	(648,653)	(520,555)
Exchange rate difference	29,693	1,406
	$4,177,678	$10,112,638